BUSINESS COMBINATION (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Aug. 08, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Earnout payments	$ 3,600
Acquisition-related costs		$ 2,500
Revenues		13,854	$ 5,511	$ 5,966
Alterg Inc [Member]
Business Acquisition [Line Items]
Aggregate purchase price in cash	$ 19,000
Description of Earnout payments	The Company will pay an amount of cash equal to 65% of the amount, if any, by which
Purchase price	$ 22,100
Revenues	$ 7,658	$ 249